Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 1,833	$ 908
Right-of-use assets	4,632	1,460
Intangible assets	130,811	98,000
Deferred tax asset	6,418	7,134
Total non-current assets	143,694	107,502
Current assets
Trade and other receivables	21,160	21,938
Cash and cash equivalents	13,729	25,429
Total current assets	34,889	47,367
Total assets	178,583	154,869
Equity
Share capital	0	0
Capital reserve	78,037	74,166
Treasury shares	(29,998)	(3,107)
Share-based compensation reserve	10,624	7,414
Foreign exchange translation deficit	(10,812)	(4,207)
Retained earnings	75,337	44,658
Total equity	123,188	118,924
Non-current liabilities
Lease liability	3,819	1,190
Deferred tax liability	2,258	2,008
Borrowings	19,582	0
Total non-current liabilities	25,659	3,198
Current liabilities
Trade and other payables	10,205	10,793
Deferred income	2,616	2,207
Deferred consideration	11,277	18,811
Other liability	0	308
Borrowings and accrued interest	3,349	0
Lease liability	1,213	533
Income tax payable	1,076	95
Total current liabilities	29,736	32,747
Total liabilities	55,395	35,945
Total equity and liabilities	$ 178,583	$ 154,869